Guarantor Financial Statements Balance Sheet (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 1,069	$ 398	$ 496	$ 451
Accounts receivable, net	1,086	1,032
Inventories, net	797	774
Due from affiliates	0	0
Other current assets	454	311
Total current assets	3,406	2,515
Property, plant and equipment, net	308	365
Goodwill	1,003	913	115
Intangibles	304	312
Prepaid pension cost	368	319
Deferred income taxes	532	747
Investments in subsidiaries	0	0
Due from affiliates	0	0
Other assets	448	433
Total assets	6,369	5,604
Short-term borrowings	72	1
Accounts payable	611	525
Payroll and benefits liabilities	186	221
Deferred service revenue and customer deposits	455	418
Due to affiliates	0	0
Other current liabilities	418	394
Total current liabilities	1,742	1,559
Long-term debt	1,891	852
Pension and indemnity plan liabilities	805	1,739
Postretirement and postemployment benefits liabilities	246	256
Income tax accruals	138	148
Environmental liabilities	171	220
Due to Affiliates	0	0
Other liabilities	79	62
Total liabilities	5,072	4,836
Redeemable noncontrolling interest	15	15
Total NCR stockholders' equity	1,252	718
Noncontrolling interests in subsidiaries	30	35
Total stockholders' equity	1,282	753	916	592
Total liabilities and stockholders' equity	6,369	5,604
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	22	13	9	9
Accounts receivable, net	84	56
Inventories, net	40	38
Due from affiliates	693	680
Other current assets	41	5
Total current assets	880	792
Property, plant and equipment, net	4	11
Goodwill	568	540
Intangibles	245	275
Prepaid pension cost	0	0
Deferred income taxes	0	0
Investments in subsidiaries	640	183
Due from affiliates	20	20
Other assets	48	49
Total assets	2,405	1,870
Short-term borrowings	0	0
Accounts payable	22	11
Payroll and benefits liabilities	0	19
Deferred service revenue and customer deposits	30	31
Due to affiliates	578	664
Other current liabilities	28	18
Total current liabilities	658	743
Long-term debt	0	0
Pension and indemnity plan liabilities	1	1
Postretirement and postemployment benefits liabilities	0	0
Income tax accruals	8	9
Environmental liabilities	0	0
Due to Affiliates	60	58
Other liabilities	15	49
Total liabilities	742	860
Redeemable noncontrolling interest	0	0
Total NCR stockholders' equity	1,663	1,010
Noncontrolling interests in subsidiaries	0	0
Total stockholders' equity	1,663	1,010
Total liabilities and stockholders' equity	2,405	1,870
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	492	355	422	377
Accounts receivable, net	759	693
Inventories, net	484	442
Due from affiliates	479	458
Other current assets	204	199
Total current assets	2,418	2,147
Property, plant and equipment, net	159	161
Goodwill	162	136
Intangibles	42	31
Prepaid pension cost	368	319
Deferred income taxes	70	80
Investments in subsidiaries	0	0
Due from affiliates	238	231
Other assets	87	84
Total assets	3,544	3,189
Short-term borrowings	1	0
Accounts payable	385	327
Payroll and benefits liabilities	93	111
Deferred service revenue and customer deposits	321	297
Due to affiliates	530	618
Other current liabilities	256	216
Total current liabilities	1,586	1,569
Long-term debt	2	2
Pension and indemnity plan liabilities	370	389
Postretirement and postemployment benefits liabilities	167	167
Income tax accruals	127	135
Environmental liabilities	0	0
Due to Affiliates	29	40
Other liabilities	56	53
Total liabilities	2,337	2,355
Redeemable noncontrolling interest	15	15
Total NCR stockholders' equity	1,162	784
Noncontrolling interests in subsidiaries	30	35
Total stockholders' equity	1,192	819
Total liabilities and stockholders' equity	3,544	3,189
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0	0	0	0
Accounts receivable, net	0	0
Inventories, net	0	0
Due from affiliates	(1,795)	(1,957)
Other current assets	(35)	(16)
Total current assets	(1,830)	(1,973)
Property, plant and equipment, net	0	0
Goodwill	0	0
Intangibles	0	0
Prepaid pension cost	0	0
Deferred income taxes	(8)	(49)
Investments in subsidiaries	(2,825)	(1,794)
Due from affiliates	(284)	(288)
Other assets	0	0
Total assets	(4,947)	(4,104)
Short-term borrowings	0	0
Accounts payable	0	0
Payroll and benefits liabilities	0	0
Deferred service revenue and customer deposits	0	0
Due to affiliates	(1,795)	(1,957)
Other current liabilities	(35)	(16)
Total current liabilities	(1,830)	(1,973)
Long-term debt	0	0
Pension and indemnity plan liabilities	0	0
Postretirement and postemployment benefits liabilities	0	0
Income tax accruals	0	0
Environmental liabilities	0	0
Due to Affiliates	(284)	(288)
Other liabilities	(8)	(49)
Total liabilities	(2,122)	(2,310)
Redeemable noncontrolling interest	0	0
Total NCR stockholders' equity	(2,825)	(1,794)
Noncontrolling interests in subsidiaries	0	0
Total stockholders' equity	(2,825)	(1,794)
Total liabilities and stockholders' equity	(4,947)	(4,104)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	555	30	65	65
Accounts receivable, net	243	283
Inventories, net	273	294
Due from affiliates	623	819
Other current assets	244	123
Total current assets	1,938	1,549
Property, plant and equipment, net	145	193
Goodwill	273	237
Intangibles	17	6
Prepaid pension cost	0	0
Deferred income taxes	470	716
Investments in subsidiaries	2,185	1,611
Due from affiliates	26	37
Other assets	313	300
Total assets	5,367	4,649
Short-term borrowings	71	1
Accounts payable	204	187
Payroll and benefits liabilities	93	91
Deferred service revenue and customer deposits	104	90
Due to affiliates	687	675
Other current liabilities	169	176
Total current liabilities	1,328	1,220
Long-term debt	1,889	850
Pension and indemnity plan liabilities	434	1,349
Postretirement and postemployment benefits liabilities	79	89
Income tax accruals	3	4
Environmental liabilities	171	220
Due to Affiliates	195	190
Other liabilities	16	9
Total liabilities	4,115	3,931
Redeemable noncontrolling interest	0	0
Total NCR stockholders' equity	1,252	718
Noncontrolling interests in subsidiaries	0	0
Total stockholders' equity	1,252	718
Total liabilities and stockholders' equity	5,367	4,649
Due To Affiliates [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Effect of Change on Prior Period Condensed Consolidating Balance Sheet	46	44
Due To Affiliates [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Effect of Change on Prior Period Condensed Consolidating Balance Sheet	53	61
Due To Affiliates [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Effect of Change on Prior Period Condensed Consolidating Balance Sheet	$ 7	$ 17